CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income (loss)	$ (16,226,710)	$ 22,587,921	$ 20,661,649
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	10,143,494	21,523,098	4,988,007
Loss (gain) on disposal of property and equipment	137,755	(6,807)	30,714
Provision of bad debt	684,929	$ 316,966	$ 342,442
Gain on sale of available-for-sales securities	$ (536,016)
Impairment loss on cost method investment		$ 1,999,999	$ 2,000,000
Impairment loss on intangible assets	$ 35,209,933	1,323,260	1,812,939
Share-based compensation	1,045,448	1,547,780	1,573,729
Imputed interest on long-term liabilities	140,000	$ 600,000	$ 600,000
Loss in equity method investment	642,697
Changes in operating assets and liabilities:
Accounts receivable	3,534,239	$ (13,318,909)	$ 6,723,022
Prepaid expenses and other current assets	32,461	(11,204,252)	(3,037,894)
Rental deposits	(5,153)	(647,735)	(29,697)
Accounts payable	(2,384,443)	4,478,116	(2,757,184)
Deferred revenue	3,522,177	2,370,611	(1,621,249)
Accrued expenses and other liabilities	(3,704,288)	320,302	4,513,352
Income tax payable	(444,101)	(821,047)	(70,320)
Net cash provided by operating activities	$ 31,792,422	31,069,303	35,729,510
Investing activities:
Purchase of intangible assets		$ (98,094)	$ (1,565,294)
Acquisition of equity method investments	$ (2,581,340)
Loan repayment from third parties	11,595,052
Purchase of term deposits	(9,988,890)	$ (18,520,623)	$ (20,824,178)
Proceeds from disposal of term deposits	1,735,614	6,077,749	16,710,813
Purchase of held-to-maturity securities	(61,703,184)	(191,037,877)	(259,536,862)
Proceeds from disposal of held-to-maturity securities	58,174,073	218,358,093	226,240,067
Purchase of property and equipment	(2,272,912)	(3,121,667)	$ (4,969,144)
Proceeds from disposal of property and equipment	34,260	6,807
Release of restricted cash	9,988,890	15,000,000
Addition of restricted cash	(9,240,718)	$ (42,401,935)
Temporary advances	(3,263,970)
Purchase of available-for-sales securities	(27,126,971)	$ (16,380,050)
Proceeds from sale of available-for-sales securities	1,500,251
Loans to related party	(34,352,373)
Loans to third parties	(26,442,729)
Net cash used in investing activities	$ (93,944,947)	$ (32,117,597)	$ (43,944,598)
Financing activities:
Deferred payment for acquisition of business		(2,880,600)	(3,000,000)
Repurchase of ordinary shares		(12,410)	(10,123,821)
Proceeds from exercise of employee stock options	$ 939,882	436,625	849,038
Deferred payments for intangible assets	(10,396,162)	(21,827,993)	(6,588,420)
Proceeds from bank borrowing	$ 7,533,620	$ 42,428,890	9,000,000
Repayment of bank borrowing			(9,000,000)
Proceeds from exercise of warrants		$ 5,940,000	$ 27,820,000
Dividends paid to shareholders		(40,999,308)
Net cash provided (used in) by financing activities	$ (1,922,660)	(16,914,796)	$ 8,956,797
Effect of foreign exchange rate changes	(2,713,629)	(371,461)	1,991,304
Net increase (decrease) in cash and cash equivalents	(66,788,814)	(18,334,551)	2,733,013
Cash and cash equivalents, beginning of year	105,093,178	123,427,729	120,694,716
Cash and cash equivalents, end of year	38,304,364	105,093,178	123,427,729
Supplemental disclosures of cash flow information
Income taxes paid	1,359,920	1,887,582	909,496
Interest paid	$ 743,974	119,400	$ 93,282
Non-cash investing and financing activities:
Warrants forfeited		$ 2,148,000
Warrants expired	$ 2,202,000
Consideration payable in connection with purchase of intangible assets		$ 196,110	$ 4,784,675